Non-Current Liabilities - Provisions - Summary of Non-Current Liabilities - Provisions (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jul. 01, 2019
Noncurrent Provisions [Abstract]
Long service leave	$ 16,915	$ 27,643
Total non-current provisions	$ 16,915	$ 27,643	$ 17,445